Other Accounts Payable	12 Months Ended
Dec. 31, 2021
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE	NOTE 6:- OTHER ACCOUNTS PAYABLE
	December 31,
	2021	2020
	USD

Employees and payroll accruals	$603	$96
Accrued expenses	302	235

	$905	$331